Historical Cost and Redemption Values for the Non-Controlling Interests (Detail) (HOST HOTELS & RESORTS L.P., USD $) In Millions, except Share data	Dec. 31, 2010		Dec. 31, 2009
HOST HOTELS & RESORTS L.P.
Shares Subject to Mandatory Redemption by Settlement Terms [Line Items]
OP units outstanding	10,500,000		11,700,000
Market price per Host Inc. common share	$ 17.87		$ 11.67
OP Unit Conversion basis	1.021494		1.021494
Redemption value	$ 191		$ 139
Historical cost	101		113
Book value	$ 191	[1]	$ 139	[1]

[1]	The book value recorded is equal to the greater of the redemption value or the historical cost.